Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives	12 Months Ended
Dec. 31, 2013
Laboratory Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Computer Equipment [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	2 years
Computer Equipment [Member] | Maximum [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Furniture and Fixtures [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years